Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings Per Share

A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Basic:
Net income attributable to CNH Industrial	$396	$231	$592	$274
Weighted average common shares outstanding—basic	1,357	1,364	1,360	1,363
Basic earnings per share	$0.29	$0.17	$0.43	$0.20
Diluted:
Net income attributable to CNH Industrial	$396	$231	$592	$274
Weighted average common shares outstanding—basic	1,357	1,364	1,360	1,363
Effect of dilutive securities (when dilutive):
Stock compensation plans (A)	4	3	4	3
Weighted average common shares outstanding—diluted	1,361	1,367	1,364	1,366
Diluted earnings per share	$0.29	$0.17	$0.43	$0.20
(A)	For the three and six months ended June 30, 2018 and 2017, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.